Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings/(Loss) per Share	Earnings/(Loss) per Share
Basic earnings/(loss) per share is calculated by dividing the Group's net income or loss for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding, net of treasury shares.
Diluted earnings/(loss) per share is calculated by dividing the Group's net income or loss for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding, net of treasury shares, plus the weighted average number of ordinary shares that would be issued at conversion of all the dilutive potential ordinary shares into ordinary shares. Dilutive effects arise from equity-settled shares from the Group's share-based plans.
For the years ended December 31, 2023 and 2022, the Group incurred a net loss, and therefore, all outstanding potential securities were considered anti-dilutive. The amount of potential securities that were excluded from the diluted calculation amounted to 1,509,900 and 3,134,131 shares, respectively.
Earnings/(Loss) Attributable to Owners of the Group:

	2024		2023		2022
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Income/(loss) for the year, attributable to the owners of the Group	53,510	53,510	(65,697)	(65,697)	(50,354)	(50,354)
Weighted-Average Number of Ordinary Shares:

	2024		2023		2022
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	271,853,731	271,853,731	278,566,306	278,566,306	287,796,585	287,796,585
Effect of shares issued & treasury shares purchased	(17,397,423)	(17,397,423)	(2,263,773)	(2,263,773)	(3,037,150)	(3,037,150)
Effect of dilutive shares	—	1,571,612	—	—	—	—
Weighted average number of ordinary shares at December 31,	254,456,308	256,027,920	276,302,533	276,302,533	284,759,435	284,759,435
Earnings/(Loss) per Share:

	2024		2023		2022
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	0.21	0.21	(0.24)	(0.24)	(0.18)	(0.18)